5. Segment Reporting - Geographic information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues	€ 28,360	€ 21,391	€ 23,735
Non-current assets	24,926	6,445	5,295
Germany
Disclosure of operating segments [line items]
Revenues	194	0	31
Non-current assets	3,796	2,017	1,224
Europe
Disclosure of operating segments [line items]
Revenues	2	1,646	1,175
USA
Disclosure of operating segments [line items]
Revenues	28,164	19,745	22,529
Non-current assets	20,216	3,558	3,825
Czech Republic
Disclosure of operating segments [line items]
Non-current assets	€ 914	€ 870	€ 246